Intangible Assets, Net	6 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible Assets, Net
5.	Intangible Assets, Net

Intangible assets, net, consists of the following:

	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
Software	$15,820,000	$7,695,000
Accumulated amortization	(7,227,183)	(5,269,306)
Intangible assets, net	$8,592,817	$2,425,694

Amortization expense was $1,957,877 and $1,166,667 for the six months ended December 31, 2024 and 2023, respectively.